Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

7. ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2023	December 31, 2022
Sponsorship agreements	$608,818	$234,494
Accrued credit card charges	7,275	21,013
Series A Stock dividends	41,867	—
Legal and professional	125,704	89,200
Other accrued expenses	27,059	78,224
Total	$810,723	$422,931

The sponsorship agreements relate to marketing contracts with unrelated parties within the sports and entertainment industry. The terms of the agreements range from two to four years with annual payments ranging from $103,000 to $216,000 per agreement. The total expense relating to these agreements for the years ended December 31, 2023 and 2022, was $374,325 and $353,931, respectively. During the third quarter of 2022, in accordance with the Company’s cash preservation initiatives, the Company terminated one of its marketing contracts, resulting in the reversal of $141,000 of expenses, in an effort to control its marketing expenses.

Accrued credit card charges primarily consist of warehouse, shipping and other operating costs paid via Company credit card as a tool for managing cashflow.